BANK LOANS	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans as of December 31, 2024 and June 30, 2025 are set out below:

Bank loans	Currency	Period	Interest rate	Third party guarantee	Director’s personal guarantee	Carrying amount
					SGD’000	SGD’000
Secured floating rate bank loans	SGD	2015 - 2028	SIBOR+1.25% to +1.5%	NIL		8,676
	USD	2023 - 2029	London Inter Bank Offer Rate +1.25%	NIL		118
December 31, 2024					3,430	8,794

Secured floating rate bank loans	SGD	2015 - 2028	SIBOR+1.25% to +1.5%	NIL		8,025
	USD	2023 -2029	London Inter Bank Offer Rate +1.25%	NIL		118
June 30, 2025					3,430	8,143
Balance as of June 30, 2025 (US$)					2,697	6,402

Other than the director’s personal guarantee, the bank loans are secured by a corporate guarantee provided by the Company, financial instrument (Note 5), leasehold buildings (Note 6), and operating lease ROU asset (Note 7).

Bank loans	Carrying amount	Within 1 year	2026	2027	2028	2029	Thereafter
	SGD’000
Secured floating rate bank loans	8,676	1,304	1,309	4,400	1,142	521	-
	118	24	24	24	24	22	-
December 31, 2024	8,794	1,328	1,333	4,424	1,166	543	-

	Carrying amount	Within 1 year	2027	2028	2029	2030	Thereafter
	SGD’000
Secured floating rate bank loans	8,025	1,305	4,517	1,137	1,060	6	-
	118	24	24	24	24	22	-
June 30, 2025	8,143	1,329	4,541	1,161	1,084	28	-
Balance as of June 30, 2025 (US$)	6,402	1,045	3,570	913	852	22	-